Property and equipment (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 10,216	€ 11,672	[1]	€ 10,216		€ 10,729
Acquisitions		2,228		2,345		1,041
Disposals		(9)		(97)		(22)
Transfers		0		139		0
Depreciation		(2,197)		(2,028)		(1,532)
Property, plant and equipment at end of period		11,694		11,672	[1]	10,216
IFRS 16
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	11,313			11,313
Impact of 1st application of IFRS 16	1,097
Property, plant and equipment at end of period						11,313
Assets under finance-lease agreements
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,923	6,270		4,923		5,478
Acquisitions		1,195		1,102		0
Disposals		0		0		0
Transfers		0		(852)		0
Depreciation		(1,042)		0		(555)
Property, plant and equipment at end of period		6,423		6,270		4,923
Assets under finance-lease agreements | IFRS 16
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,020			6,020
Impact of 1st application of IFRS 16	1,097
Property, plant and equipment at end of period						6,020
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	3,795	5,356		3,795		4,093
Acquisitions		1,152		1,102		0
Disposals		0		(1)		0
Transfers		0		0		0
Depreciation		(757)		(568)		(298)
Property, plant and equipment at end of period		5,751		5,356		3,795
Land and buildings | IFRS 16
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,823			4,823
Impact of 1st application of IFRS 16	1,028
Property, plant and equipment at end of period						4,823
Laboratory equipment and other
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,101	5,947		6,101		6,602
Acquisitions		944		1,031		725
Disposals		(9)		(96)		(22)
Transfers		134		302		30
Depreciation		(1,440)		(1,460)		(1,234)
Property, plant and equipment at end of period		5,576		5,947		6,101
Laboratory equipment and other | IFRS 16
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,170			6,170
Impact of 1st application of IFRS 16	69
Property, plant and equipment at end of period						6,170
In progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	320	369		320		34
Acquisitions		132		212		316
Disposals		0		0		0
Transfers		(134)		(163)		(30)
Depreciation		0		0		0
Property, plant and equipment at end of period		€ 367		369		320
In progress | IFRS 16
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	320			€ 320
Impact of 1st application of IFRS 16	€ 0
Property, plant and equipment at end of period						€ 320

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.